Segmented information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The Company operates in the United States and Canada. Non-current assets segmented by geographic area are as follows:

	December 31, 2012
	United States	Canada	Total
	$	$	$

Restricted Cash	2,047,816	-	2,047,816
Mineral properties	32,873,978	523,667	33,397,645
Construction in progress	#REF!		#REF!
Capital assets	16,570,396	-	16,570,396
Investments	2,623,553	-	2,623,553
Deposits	1,326,208	-	1,326,208

	#REF!	523,667	#REF!

	December 31, 2011
	United States	Canada	Total
	$	$	$

Restricted Cash	3,518,347	-	3,518,347
Mineral properties	31,583,674	523,667	32,107,341
Construction in progress	2,881,336		2,881,336
Capital assets	652,973	-	652,973
Investments	2,654,673	-	2,654,673

	41,291,003	523,667	41,814,670